Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2021 and 2020:

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2021		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$2,724	$2,724	$–	$–	$2,724
Impaired loans due to COVID-19, net	5,129	5,129	–	–	5,129
Other impaired loans, net	2,572	2,572	–	–	2,572
Total	$10,425	$10,425	$–	$–	$10,425

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2020		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$4,449	$4,449	$–	$–	$4,449
Impaired loans due to COVID-19, net	9,054	9,054	–	–	9,054
Other impaired loans, net	1,064	1,064	–	–	1,064
Total	$14,567	$14,567	$–	$–	$14,567

Schedule of Fair Value Estimates for Financial Instruments

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2021		December 31, 2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash and cash equivalents	$3,735	$3,735	$4,749	$4,749
Loans receivable, net	46,943	46,943	46,405	46,405
Accrued interest on loans	598	598	601	601
Financial Liabilities
Customer interest escrow	479	479	510	510
Notes payable secured, net	20,016	20,016	22,959	22,959
Notes payable unsecured, net	27,713	27,713	26,978	26,978
Accrued interest payable	2,464	2,464	3,158	3,158